Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,363	$ 1,315	$ 2,746	$ 2,669
Operating income before restructuring costs and amortization	600	548	1,188	1,092
Restructuring costs	0	0	0	(1)
Amortization	(300)	(264)	(603)	(526)
Operating income	300	284	585	565
Current income tax expense	23	42	59	77
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,365	1,317	2,750	2,672
Current income tax expense	22	35	54	70
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(2)	(2)	(4)	(3)
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Current income tax expense	1	7	5	7
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,063	1,071	2,130	2,154
Operating income before restructuring costs and amortization	519	497	1,036	997
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	302	246	620	518
Operating income before restructuring costs and amortization	$ 81	$ 51	$ 152	$ 95